UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21494

Nuveen Floating Rate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:       312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:       4/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)

Nuveen Floating Rate Income Fund (JFR)
April 30, 2014

Principal
Amount (000)	Description (1)	Coupon (4)	Maturity (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS 148.8% (91.1% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS 120.5% (73.8% of Total Investments) (4)
	Aerospace & Defense - 0.3% (0.2% of Total Investments)
$ 2,469	Sequa Corporation, Term Loan B	5.250%	6/19/17	B	$ 2,426,781
	Airlines - 2.8% (1.7% of Total Investments)
3,466	American Airlines, Inc., Term Loan	3.750%	6/27/19	Ba2	3,463,002
9,870	Delta Air Lines, Inc., Term Loan B1	3.500%	10/18/18	Ba1	9,845,363
1,975	Delta Air Lines, Inc., Term Loan B2	2.403%	4/18/16	Ba1	1,975,000
4,500	US Airways, Inc., Term Loan B1	3.500%	5/23/19	Ba2	4,469,062
19,811	Total Airlines				19,752,427
	Automobiles - 0.6% (0.4% of Total Investments)
4,500	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	4,468,500
	Building Products - 0.3% (0.2% of Total Investments)
2,226	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	2,227,920
	Capital Markets - 2.0% (1.2% of Total Investments)
1,322	American Capital, LTD., Term Loan B	3.500%	8/22/17	BB-	1,324,426
2,017	BLB Management Services, Inc., Term Loan	5.250%	11/10/18	BB-	2,004,063
2,845	Citco III Limited, Term Loan B	4.250%	6/29/18	N/R	2,848,640
2,985	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	2,997,686
4,678	RPI Finance Trust, Term Loan B3	3.250%	11/09/18	Baa2	4,687,434
13,847	Total Capital Markets				13,862,249
	Chemicals - 2.9% (1.8% of Total Investments)
3,353	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	3,327,411
8,000	Mineral Technologies, Inc., Term Loan B, First Lien, WI/DD	TBD	TBD	BB	7,999,904
2,469	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	2,469,676
4,312	Univar, Inc., Term Loan	5.000%	6/30/17	B+	4,310,635
526	W.R Grace & Co., Delayed Draw, Term Loan, (14)	1.000%	2/03/21	BBB-	524,013
1,474	W.R Grace & Co., Exit Term Loan	3.000%	2/03/21	BBB-	1,467,237
20,134	Total Chemicals				20,098,876
	Commercial Services & Supplies - 4.2% (2.6% of Total Investments)
985	ADS Waste Holdings, Inc., Initial Term Loan, Tranche B2	3.750%	10/09/19	B+	978,965
1,354	CCS Income Trust, Term Loan, First Lien	6.250%	5/12/18	B-	1,336,354
4,729	Education Management LLC, Tranche C2, Term Loan	4.250%	6/01/16	CCC+	3,942,519
980	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	984,288
3,000	International Lease Finance Corp., Term Loan	3.500%	3/06/21	Ba2	2,994,999
1,500	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	1,432,500
4,841	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	4,641,567
10,000	Millennium Laboratories, Inc., Tranche B, Term Loan	5.250%	4/16/21	B+	9,959,310
2,985	Spotless Holdings, SAS, Term Loan, First Lien	5.000%	10/02/18	B1	3,002,412
4	Vertrue Inc., Term Loan, First Lien	15.000%	2/04/18	N/R	3,967
30,378	Total Commercial Services & Supplies				29,276,881
	Communications Equipment - 1.0% (0.6% of Total Investments)
5,978	Avaya, Inc., Term Loan B3	4.734%	10/26/17	B1	5,784,486
997	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	994,797
6,975	Total Communications Equipment				6,779,283
	Computers & Peripherals - 2.8% (1.7% of Total Investments)
1,492	CompuCom Systems, Inc., Term Loan B	4.250%	5/09/20	B1	1,489,112
17,910	Dell, Inc., Term Loan B	4.500%	4/29/20	BB+	17,867,714
19,402	Total Computers & Peripherals				19,356,826
	Containers & Packaging - 0.5% (0.3% of Total Investments)
600	Berry Plastics Holding Corporation, Term Loan E	3.750%	1/06/21	B+	597,328
2,922	Reynolds Group Holdings, Inc., Incremental US Term Loan, First Lien	4.000%	12/01/18	B+	2,927,628
3,522	Total Containers & Packaging				3,524,956
	Diversified Consumer Services - 4.4% (2.7% of Total Investments)
6,015	Cengage Learning Acquisitions, Inc., Exit Term Loan	7.000%	3/31/20	B+	6,107,891
2,227	Ceridian Corporation, New Replacement Term Loan	4.402%	8/14/15	B1	2,231,345
3,412	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	3,449,932
1,491	Harland Clarke Holdings Corporation, Term Loan B4	6.000%	8/04/19	B+	1,501,495
13,737	Hilton Hotels Corporation, Term Loan B2	3.500%	10/26/20	BB	13,709,176
3,898	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B1	3,852,520
30,780	Total Diversified Consumer Services				30,852,359
	Diversified Financial Services - 1.7% (1.0% of Total Investments)
3,474	Home Loan Servicing Solutions, Ltd., Term Loan B	4.500%	6/26/20	BB-	3,482,434
5,198	Ocwen Financial Corporation, Term Loan B	5.000%	2/15/18	B+	5,227,547
3,000	RCS Capital, Term Loan, WI/DD	TBD	TBD	B+	3,038,439
11,672	Total Diversified Financial Services				11,748,420
	Diversified Telecommunication Services - 5.9% (3.6% of Total Investments)
1,738	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	1,740,599
1,811	Intelsat Jackson Holdings, S.A., Tranche B2, Term Loan	3.750%	6/30/19	BB-	1,812,711
3,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB-	3,668,386
1,845	Presidio, Inc., Term Loan B	5.000%	3/31/17	B+	1,856,838
3,500	SBA Communication, Incremental Term Loan, Tranche B1	3.250%	3/24/21	BB	3,483,228
1,250	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	1,259,896
2,000	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	2,000,000
13,701	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	13,745,675
4,437	Ziggo N.V., Term Loan B1, DD1	3.250%	1/15/22	BB-	4,366,261
2,860	Ziggo N.V., Term Loan B2, DD1	3.250%	1/15/22	BB-	2,813,701
4,703	Ziggo N.V., Term Loan B3, Delayed Draw, WI/DD	TBD	TBD	BB-	4,627,534
41,512	Total Diversified Telecommunication Services				41,374,829
	Electronic Equipment & Instruments - 0.7% (0.4% of Total Investments)
5,184	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	4,846,806
	Energy Equipment & Services - 2.3% (1.4% of Total Investments)
8,610	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	8,733,748
1,417	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B-	1,377,708
3,150	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	3,143,111
2,479	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	2,482,631
15,656	Total Energy Equipment & Services				15,737,198
	Food & Staples Retailing - 2.8% (1.7% of Total Investments)
1,802	Albertson’s LLC, Term Loan B1	4.250%	3/21/16	BB-	1,808,624
3,171	Albertson’s LLC, Term Loan B2	4.750%	3/21/19	BB-	3,186,501
3,275	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	3,275,992
4,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	4,089,644
748	Del Monte Foods Company, Term Loan, First Lien	4.253%	2/18/21	B+	747,777
1,500	Rite Aid Corporation, Tranche 1, Term Loan, Second Lien	5.750%	8/21/20	B	1,534,875
1,675	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B	1,696,636
3,146	Supervalu, Inc., New Term Loan	4.500%	3/21/19	B+	3,141,814
19,317	Total Food & Staples Retailing				19,481,863
	Food Products - 6.6% (4.0% of Total Investments)
14,302	H.J Heinz Company, Term Loan B2	3.500%	6/05/20	BB	14,338,631
2,000	Hearthside Group Holdings, Term Loan, First Lien, WI/DD	TBD	TBD	B1	2,002,500
4,353	Michael Foods Group, Inc., Term Loan	4.250%	2/25/18	Ba3	4,362,882
2,970	Pinnacle Foods Finance LLC, Term Loan G	3.250%	4/29/20	BB-	2,948,785
17,050	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	17,094,225
5,475	Wilton Products, Inc., Tranche B, Term Loan	7.504%	8/30/18	B-	5,251,698
46,150	Total Food Products				45,998,721
	Health Care Equipment & Supplies - 3.1% (1.9% of Total Investments)
1,395	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,381,505
1,985	Biomet, Inc., Term Loan B2	3.660%	7/25/17	BB-	1,990,494
2,628	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	2,632,932
7,698	Kinetic Concepts, Inc., Term Loan D1	4.000%	5/04/18	BB-	7,708,629
5,602	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	5,623,705
2,553	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	2,610,635
21,861	Total Health Care Equipment & Supplies				21,947,900
	Health Care Providers & Services - 9.3% (5.7% of Total Investments)
679	BioScrip, Inc., Delayed Draw, Term Loan	6.500%	7/31/20	BB-	682,955
1,131	BioScrip, Inc., Initial Term Loan B	6.500%	7/31/20	BB-	1,138,258
4,988	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	5,009,300
9,875	DaVita, Inc., New Term Loan B2	4.000%	11/01/19	Ba2	9,914,609
1,484	Genesis Healthcare LLC, Term Loan	10.001%	12/04/17	B	1,516,021
14,829	Golden Living, Term Loan	5.000%	5/04/18	B	14,643,357
1,318	HCA, Inc., Tranche B5, Term Loan	2.900%	3/31/17	BB	1,318,597
2,963	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	2,981,048
2,000	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	2,046,250
1,737	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B	1,684,743
2,500	Mallinckrodt International Finance SA, Initial Term Loan B	3.500%	3/19/21	BB+	2,482,618
2,175	National Mentor Holdings, Inc., Term Loan B	4.750%	1/31/21	B1	2,181,355
3,990	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	4,000,973
10,400	Sheridan Holdings, Inc., Term Loan, First Lien, DD1	4.500%	6/29/18	B1	10,406,035
4,000	Sheridan Holdings, Inc., Term Loan, Second Lien	8.250%	12/20/21	B+	4,070,000
721	Skilled Healthcare Group, Inc., Term Loan	6.750%	4/09/16	B	720,088
64,790	Total Health Care Providers & Services				64,796,207
	Hotels, Restaurants & Leisure - 4.6% (2.8% of Total Investments)
3,845	Caesars Entertainment Operating Company, Inc., Term Loan B6	5.402%	1/28/18	Caa1	3,594,100
3,413	CCM Merger, Inc., Term Loan	5.000%	3/01/17	B+	3,413,997
5,736	CityCenter Holdings LLC, Term Loan B	5.000%	10/16/20	B+	5,772,367
2,494	Intrawest Resorts Holdings, Inc., Initial Term Loan	5.500%	12/09/20	B+	2,503,102
2,764	Landry’s Restaurants, Inc., Term Loan B	4.000%	4/24/18	BB-	2,769,895
2,963	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	2,948,615
3,990	Scientific Games Corporation, Term Loan B	4.250%	10/18/20	Ba2	3,983,018
3,402	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB+	3,332,818
3,835	Station Casino LLC, Term Loan B	4.250%	3/02/20	B1	3,836,470
32,442	Total Hotels, Restaurants & Leisure				32,154,382
	Household Durables - 0.7% (0.4% of Total Investments)
2,666	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	2,673,064
2,067	Tempur-Pedic International, Inc., New Term Loan B	3.500%	3/18/20	BB	2,057,544
4,733	Total Household Durables				4,730,608
	Household Products - 0.1% (0.1% of Total Investments)
496	Spectrum Brands, Inc., Term Loan C	3.500%	9/04/19	BB	496,334
	Industrial Conglomerates - 0.4% (0.2% of Total Investments)
2,492	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	2,501,009
	Insurance - 2.0% (1.2% of Total Investments)
1,971	Alliant Holdings I LLC, Initial Term Loan B, First Lien	4.250%	12/20/19	B1	1,973,055
5,975	Hub International Holdings, Inc., Initial Term Loan	4.250%	10/02/20	B1	5,972,747
6,190	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	6,174,059
14,136	Total Insurance				14,119,861
	Internet Software & Services - 0.6% (0.4% of Total Investments)
746	Sabre Inc., Term Loan B2	4.500%	2/19/19	B+	747,766
290	Sabre Inc., Term Loan C	4.000%	12/29/17	B+	290,920
3,456	Sabre Inc., Term Loan	4.250%	2/18/19	B1	3,455,531
4,492	Total Internet Software & Services				4,494,217
	IT Services - 1.9% (1.2% of Total Investments)
8,829	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	8,853,516
2,311	VFH Parent LLC, New Term Loan	5.750%	11/08/19	N/R	2,293,675
2,456	Zayo Group LLC, Term Loan B	4.000%	7/02/19	B1	2,453,561
13,596	Total IT Services				13,600,752
	Leisure Equipment & Products - 2.1% (1.3% of Total Investments)
4,813	24 Hour Fitness Worldwide, Inc., Term Loan B	5.000%	4/22/16	Ba3	4,839,097
5,539	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	B+	5,525,301
3,218	Equinox Holdings, Inc., New Initial Term Loan B	4.250%	1/31/20	B1	3,217,500
1,000	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	1,017,500
14,570	Total Leisure Equipment & Products				14,599,398
	Machinery - 0.3% (0.2% of Total Investments)
1,856	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	1,852,397
	Media - 17.4% (10.7% of Total Investments)
2,061	Affinion Group Holdings, Inc., Term Loan B	6.750%	10/09/16	B1	2,069,038
2,000	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	Ba3	1,998,750
2,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	1,985,000
160	Clear Channel Communications, Inc., Tranche B, Term Loan	3.800%	1/29/16	CCC+	159,302
3,952	Clear Channel Communications, Inc., Tranche D, Term Loan	6.900%	1/30/19	CCC+	3,925,590
3,218	Clear Channel Communications, Inc.,Term Loan E	7.650%	7/30/19	CCC+	3,227,458
13,560	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	13,560,128
4,269	Emerald Expositions Holdings, Inc., Term Loan, First Lien	5.500%	6/17/20	BB-	4,303,027
1,462	EMI Music Publishing LLC, Term Loan B	3.750%	6/29/18	BB-	1,458,795
3,000	IMG Worldwide, Inc., First Lien, WI/DD	TBD	TBD	B1	2,998,500
3,750	Interactive Data Corporation, Term Loan B, WI/DD	TBD	TBD	B+	3,752,928
2,970	Internet Brands, Inc., Term Loan B	6.250%	3/18/19	B+	2,988,562
3,389	McGraw-Hill Education Holdings LLC, Refinancing Term Loan	5.750%	3/22/19	B+	3,417,614
2,881	Media General, Inc., Delayed Draw, Term Loan	4.250%	7/31/20	BB-	2,891,242
1,970	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	1,970,000
3,217	Numericable Group S.A., Term Loan B1, WI/DD	TBD	TBD	Ba3	3,215,775
2,783	Numericable Group S.A., Term Loan B2, WI/DD	TBD	TBD	Ba3	2,782,083
3,921	Radio One, Inc., Term Loan B, First Lien	7.500%	3/31/16	B+	3,984,843
2,985	Springer Science & Business Media, Inc., Term Loan	5.000%	8/14/20	B	2,989,976
34,582	Tribune Company, Term Loan B	4.000%	12/27/20	BB-	34,506,352
17,803	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	17,737,888
1,000	Virgin Media Investment Holdings, Term Loan B	3.500%	6/07/20	BB-	992,946
1,520	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	B3	1,515,689
2,024	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	2,008,875
1,046	Yell Group PLC, Term Loan A2	5.254%	3/01/19	CCC+	856,202
123	Yell Group PLC, Term Loan A2	1.500%	3/03/19	CCC+	—
1,925	Yell Group PLC, Term Loan B2, PIK	0.000%	3/03/24	CCC-	—
123,571	Total Media				121,296,563
	Multiline Retail - 0.7% (0.4% of Total Investments)
4,625	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	4,666,190
	Oil, Gas & Consumable Fuels - 6.6% (4.1% of Total Investments)
1,995	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	2,003,313
2,652	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B	2,695,850
1,667	EP Energy LLC, Term Loan B3, Second Lien	3.500%	5/24/18	Ba3	1,660,763
3,868	Fieldwood Energy LLC, Term Loan, First Lien	3.875%	9/28/18	Ba2	3,857,114
6,967	Fieldwood Energy LLC, Term Loan, Second Lien, DD1	8.375%	9/30/20	B2	7,204,275
2,304	Frac Tech International LLC, Term Loan B, WI/DD	TBD	TBD	B2	2,316,862
7,965	Harvey Gulf International Marine, Inc., Term Loan B	5.500%	6/18/20	B1	7,865,425
1,378	Peabody Energy Corporation, Term Loan B	4.250%	9/24/20	BB+	1,379,025
2,500	Samson Investment Company, Tranche 1, Term Loan, Second Lien	5.000%	9/25/18	B1	2,505,470
1,980	Saxon Energy Services, Inc., Term Loan	5.500%	2/15/19	Ba3	1,991,549
11,471	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	11,362,812
1,200	Shelf Drilling Holdings LTD., Term Loan	10.000%	10/08/18	B+	1,230,000
45,947	Total Oil, Gas & Consumable Fuels				46,072,458
	Pharmaceuticals - 6.4% (3.9% of Total Investments)
1,588	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B1	1,591,308
5,625	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (5)	0.000%	5/03/13	N/R	168,750
51	Graceway Pharmaceuticals LLC, Term Loan, (5)	0.000%	5/03/12	N/R	55,934
5,000	Grifols, Inc., Term Loan	3.150%	2/27/21	Ba1	4,978,470
3,585	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	3,576,316
2,500	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	2,478,515
7,357	Pharmaceutical Product Development, Inc., Term Loan B, First Lien	4.000%	12/01/18	Ba3	7,356,298
5,720	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	5,702,330
3,924	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB	3,923,353
3,456	Salix Pharmaceuticals, LTD., Term Loan	4.250%	1/02/20	Ba1	3,476,410
3,456	Therakos, Inc., Term Loan, First Lien	7.500%	12/27/17	B	3,479,323
3,047	Valeant Pharmaceuticals International, Inc., Term Loan E	3.750%	8/05/20	Ba1	3,050,102
4,864	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.750%	2/13/19	BBB-	4,860,521
50,173	Total Pharmaceuticals				44,697,630
	Real Estate Investment Trust - 3.0% (1.9% of Total Investments)
4,562	iStar Financial, Inc., Term Loan	4.500%	10/15/17	BB-	4,583,865
4,950	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	4,943,906
5,950	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB+	5,925,156
5,744	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	5,710,011
21,206	Total Real Estate Investment Trust				21,162,938
	Real Estate Management & Development - 1.6% (1.0% of Total Investments)
3,000	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	3,068,751
8,298	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	8,309,728
11,298	Total Real Estate Management & Development				11,378,479
	Road & Rail - 0.2% (0.1% of Total Investments)
1,150	Swift Transportation Company, Inc., Term Loan B2	4.000%	12/21/17	Ba1	1,154,239
	Semiconductors & Equipment - 3.2% (2.0% of Total Investments)
10,000	Avago Technologies, Term Loan B, WI/DD	TBD	TBD	BBB-	10,035,160
6,454	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	6,453,825
2,985	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	2,998,059
2,943	NXP Semiconductor LLC, Term Loan D	3.750%	1/11/20	BB+	2,924,564
22,382	Total Semiconductors & Equipment				22,411,608
	Software - 9.7% (5.9% of Total Investments)
5,464	Attachmate Corporation, Term Loan, First Lien	7.250%	11/22/17	BB-	5,492,796
2,942	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	2,958,720
6,983	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	6,980,321
5,165	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	B+	5,168,597
4,727	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	BB-	4,723,478
640	Epicor Software Corporation,Term Loan, B2	4.000%	5/16/18	Ba3	640,129
1,906	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	1,917,821
15,632	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	15,548,284
4,207	IPC Systems, Inc., Extended Term Loan, Tranche B1, First Lien	7.750%	7/31/17	B1	4,222,761
8,500	IPC Systems, Inc., Term Loan, Second Lien	5.402%	6/01/15	CCC	8,372,500
985	IPC Systems, Inc., Term Loan, Tranche C, First Lien	7.750%	7/31/17	B1	988,694
6,403	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	6,443,552
1,217	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B1	3.250%	6/07/19	BBB-	1,214,278
126	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc. 2013 Replacement Term Loan B2	3.250%	6/07/19	BBB-	125,615
2,614	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	2,620,629
67,511	Total Software				67,418,175
	Specialty Retail - 0.8% (0.5% of Total Investments)
1,601	Gardner Denver, Inc., Term Loan	4.250%	7/30/20	B1	1,600,147
3,773	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	3,754,348
5,374	Total Specialty Retail				5,354,495
	Trading Companies & Distributors - 1.2% (0.7% of Total Investments)
8,134	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	8,134,704
	Transportation Infrastructure - 0.4% (0.2% of Total Investments)
123	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	122,486
714	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	710,416
985	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	979,885
677	Ceva Group PLC, Synthetic Letter of Credit Term Loan	0.134%	3/19/21	B2	673,671
2,499	Total Transportation Infrastructure				2,486,458
	Wireless Telecommunication Services - 2.4% (1.5% of Total Investments)
9,759	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	9,775,458
4,950	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	5,119,641
2,000	UPC Broadband Holding BV, Term Loan AH	3.250%	6/30/21	BB-	1,987,084
16,709	Total Wireless Telecommunication Services				16,882,183
$ 849,578	Total Variable Rate Senior Loan Interests (cost $842,370,029)				840,224,080

Shares	Description (1)				Value
	COMMON STOCKS - 2.7% (1.6% of Total Investments)
	Diversified Consumer Services - 0.4% (0.3% of Total Investments)
78,226	Cengage Learning Holdings II LP, (6)				$ 2,845,480
	Hotels, Restaurants & Leisure - 0.2% (0.1% of Total Investments)
42,041	BLB Worldwide Holdings Inc., (6), (7)				1,324,292
2,670	Buffets Term Loan, (6), (7)				14,018
	Total Hotels, Restaurants & Leisure				1,338,310
	Media - 2.1% (1.2% of Total Investments)
133,055	Metro-Goldwyn-Mayer, (6), (7)				9,779,543
57,088	Tribune Company, (6)				4,438,591
45,941	Tribune Company, (6), (8)				-
	Total Media				14,218,134
	Professional Services - 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (6), (7)				75,443
	Software - 0.0% (0.0% of Total Investments)
743,286	Eagle Topco LP, (6)				1
	Total Common Stocks (cost $14,210,644)				18,477,368

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CONVERTIBLE BONDS - 0.3% (0.2% of Total Investments)
	Communications Equipment - 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (5)	1.750%	4/15/12	N/R	$ 864,875
1,000	Nortel Networks Corp., (5)	2.125%	4/15/14	N/R	1,020,000
$ 1,850	Total Convertible Bonds (cost $1,563,750)				1,884,875

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS - 17.8% (10.9% of Total Investments)
	Commercial Services & Supplies - 0.2% (0.1% of Total Investments)
$ 700	NES Rental Holdings Inc., 144A	7.875%	5/01/18	CCC+	$ 745,500
715	Tervita Corporation, 144A	8.000%	11/15/18	B-	722,150
1,415	Total Commercial Services & Supplies				1,467,650
	Communications Equipment - 0.8% (0.5% of Total Investments)
1,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,365,000
4,000	Nortel Networks Limited, (5)	0.000%	7/15/11	N/R	4,330,000
5,500	Total Communications Equipment				5,695,000
	Consumer Finance - 0.5% (0.3% of Total Investments)
3,000	First Data Corporation, 144A	7.375%	6/15/19	BB-	3,217,500
	Containers & Packaging - 0.9% (0.6% of Total Investments)
5,750	Reynolds Group	9.875%	8/15/19	CCC+	6,382,500
	Diversified Consumer Services - 0.1% (0.1% of Total Investments)
1,000	Ceridian Corporation	11.250%	11/15/15	CCC	1,012,500
	Diversified Telecommunication Services - 1.8% (1.1% of Total Investments)
1,500	Consolidated Communications Finance Company	10.875%	6/01/20	B-	1,740,000
4,000	IntelSat Limited	7.750%	6/01/21	B-	4,170,000
1,050	IntelSat Limited	8.125%	6/01/23	B-	1,102,500
4,611	Level 3 Communications Inc.	11.875%	2/01/19	B-	5,198,903
11,161	Total Diversified Telecommunication Services				12,211,403
	Energy Equipment & Services - 0.1% (0.1% of Total Investments)
1,000	Offshore Group Investment Limited	7.125%	4/01/23	B-	985,000
	Health Care Equipment & Supplies - 1.5% (0.9% of Total Investments)
3,250	Kinetic Concepts	10.500%	11/01/18	B-	3,713,125
2,000	Kinetic Concepts	12.500%	11/01/19	CCC+	2,330,000
4,000	Tenet Healthcare Corporation, 144A	6.000%	10/01/20	BB	4,200,000
9,250	Total Health Care Equipment & Supplies				10,243,125
	Health Care Providers & Services - 2.0% (1.2% of Total Investments)
4,000	Community Health Systems, Inc., 144A	5.125%	8/01/21	BB+	4,080,000
6,400	Community Health Systems, Inc.	6.875%	2/01/22	B	6,632,000
725	HCA Inc.	7.250%	9/15/20	BB+	782,094
1,200	IASIS Healthcare Capital Corporation	8.375%	5/15/19	CCC+	1,275,000
1,000	Truven Health Analytics Inc.	10.625%	6/01/20	CCC+	1,125,000
13,325	Total Health Care Providers & Services				13,894,094
	Media - 4.1% (2.5% of Total Investments)
3,700	Clear Channel Communications, Inc.	5.500%	12/15/16	CCC-	3,626,000
6,562	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	6,988,530
5,862	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	6,008,438
9,500	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	10,093,750
1,875	McGraw-Hill Global Education Holdings, 144A	9.750%	4/01/21	BB	2,146,875
27,499	Total Media				28,863,593
	Pharmaceuticals - 1.1% (0.7% of Total Investments)
2,000	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	2,165,000
1,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	1,070,000
1,000	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	1,090,000
3,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	3,345,000
7,000	Total Pharmaceuticals				7,670,000
	Road & Rail - 0.3% (0.2% of Total Investments)
2,000	Swift Services Holdings Inc.	10.000%	11/15/18	B+	2,182,500
	Semiconductors & Equipment - 1.2% (0.7% of Total Investments)
2,000	Advanced Micro Devices, Inc., 144A	6.750%	3/01/19	B	2,075,000
2,800	Advanced Micro Devices, Inc.	7.750%	8/01/20	B	2,975,000
3,168	Advanced Micro Devices, Inc.	7.500%	8/15/22	B	3,294,720
7,968	Total Semiconductors & Equipment				8,344,720
	Software - 0.6% (0.3% of Total Investments)
1,700	Infor Us Inc.	11.500%	7/15/18	B-	1,963,500
1,875	Infor Us Inc.	9.375%	4/01/19	B-	2,104,688
3,575	Total Software				4,068,188
	Trading Companies & Distributors - 0.3% (0.2% of Total Investments)
2,000	HD Supply Inc.	8.125%	4/15/19	B+	2,215,000
	Wireless Telecommunication Services - 2.3% (1.4% of Total Investments)
750	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	811,875
8,250	Sprint Corporation, 144A	7.875%	9/15/23	BB-	9,095,625
2,000	Sprint Corporation, 144A	7.125%	6/15/24	BB-	2,100,000
3,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	3,993,749
14,750	Total Wireless Telecommunication Services				16,001,249
$ 116,193	Total Corporate Bonds (cost $115,551,397)				124,454,022

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	ASSET-BACKED SECURITIES - 5.8% (3.5% of Total Investments)
$ 2,500	Bluemountain Collateralized Loan Obligations Limited 2012-1A, 144A	5.728%	7/20/23	BB	$ 2,453,340
1,200	Bluemountain Collateralized Loan Obligations, Series 2012 2A E14	5.335%	11/20/24	BB	1,143,126
500	Carlyle Global Market Strategies Collateralized Loan Obligations, Series 2013-2A E	5.228%	4/18/25	BB	472,051
1,750	Carlyle Global Market Strategies, Collateralized Loan Obligations, Series 2013-3A, 144A	4.826%	7/15/25	BB	1,618,288
1,000	Finn Square Collateralized Loan Obligations Limited, Series 2012-1A, 144A	5.284%	12/24/23	BB	952,857
1,500	Flatiron Collateralized Loan Obligation Limited, Series 2011-1A	4.626%	1/15/23	BB	1,371,542
1,500	Fraser Sullivan Collateralized Loan Obligations Limited, Series 2011-6A, 144A	5.736%	11/22/22	BB	1,475,516
500	ING Investment Management, Collateralized Loan Obligation, 2013-1A D, 144A	5.226%	4/15/24	BB	465,823
2,700	LCM Limited Partnership, Collateralized Loan Obligation 2012A, 144A	5.978%	10/19/22	BB	2,663,928
6,000	LCM Limited Partnership, Collateralized Loan Obligation, 2015A	5.235%	2/25/17	BB-	5,645,429
3,000	LCM Limited Partnership, Collateralized Loan Obligation, Series 10AR, 144A	5.733%	4/15/22	BB	2,994,243
1,500	LCM Limited Partnership, Collateralized Loan Obligation, Series 11A	5.378%	4/19/22	BB	1,437,086
1,500	Madison Park Funding Limited, Series 2012-10A	5.478%	1/20/25	BB	1,451,276
1,500	Madison Park Funding Limited, Collateralized Loan Obligations, Series 2012-8A, 144A	5.578%	4/22/22	BB	1,465,433
500	North End CLO Limited, Loan Pool, 144A	4.826%	7/17/25	BB	461,434
750	Northwoods Capital Corporation, Collateralized Loan Obligations 2012-9A	5.328%	1/18/24	BB-	717,455
3,000	Oak Hill Credit Partners IV Limited, Collateralized Loan Obligation Series 2012-6A	5.736%	5/15/23	BB	2,941,698
3,360	Oak Hill Credit Partners, Series 2012-7A	5.235%	11/20/23	BB	3,192,348
800	Oak Hill Credit Partners, Series 2013-9A	5.228%	10/20/25	BB-	756,354
1,000	Race Point Collateralized Loan Obligation Limited 2011-5AR, 144A	6.233%	12/15/22	BB	1,001,166
3,000	Race Point Collateralized Loan Obligation, Series 2012-6A, 144A	5.736%	5/24/23	BB	2,933,130
3,000	Race Point Collateralized Loan Obligation Series 2012-7A, 144A	5.237%	11/08/24	BB-	2,846,247
$ 42,060	Total Asset-Backed Securities (cost $38,250,682)				40,459,770

Shares	Description (1), (9)				Value
	INVESTMENT COMPANIES - 1.7% (1.1% of Total Investments)
353,668	Eaton Vance Floating-Rate Income Trust Fund				$ 5,382,827
968,586	Eaton Vance Senior Income Trust				6,663,872
	Total Investment Companies (cost $11,981,509)				12,046,699
	Total Long-Term Investments (cost $1,023,928,011)				1,037,546,814

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS - 14.5% (8.9% of Total Investments)
$ 101,062	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/14, repurchase price $101,062,139, collateralized by $99,240,000 U.S. Treasury Notes, 2.625%, due 11/15/20, value $103,085,550	0.000%	5/01/14		$ 101,062,139
	Total Short-Term Investments (cost $101,062,139)				101,062,139
	Total Investments (cost $1,124,990,150) - 163.3%				1,138,608,953
	Borrowings - (38.6)% (10), (11)				(269,000,000)
	Variable Rate Term Preferred Shares, at Liquidation Value - (19.9)% (12)				(139,000,000)
	Other Assets Less Liabilities - (4.8)% (13)				(33,287,282)
	Net Assets Applicable to Common Shares - 100%				$ 697,321,671

Investments in Derivatives as of April 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate		Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date	(Depreciation) (13)
Morgan Stanley	$49,435,000	Receive	1-Month USD-LIBOR	2.201%	Monthly	4/20/16	$(1,737,327)

	Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

	Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

	Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3		Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$—	$840,224,080	$—		$840,224,080
	Common Stocks	7,284,072	11,193,296	—	*	18,477,368
	Convertible Bonds	—	1,884,875	—		1,884,875
	Corporate Bonds	—	124,454,022	—		124,454,022
	Asset-Backed Securities	—	40,459,770	—		40,459,770
	Investment Companies	12,046,699	—	—		12,046,699
	Short-Term Investments:
	Repurchase Agreements	—	101,062,139	—		101,062,139
	Investments in Derivatives:
	Interest Rate Swaps**	—	(1,737,327)	—		(1,737,327)
	Total	$19,330,771	$1,117,540,855	$—	*	$1,136,871,626
	*Value equals zero as of the end of the reporting period.
	**Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to treatment of paydown gains and losses, timing differences in recognizing certain gains and losses on investment transactions and recognition of premium amortization. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2014, the cost of investments (excluding investments in derivatives) was $1,125,392,111.

	Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of April 30, 2014, were as follows:

	Gross unrealized:
	Appreciation					$24,814,917
	Depreciation				(11,598,075)

	Net unrealized appreciation (depreciation) of investments					$13,216,842

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(3)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(5)

At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(7)	For fair value measurement disclosure purposes, Common Stock classified as Level 2.

(8)

Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

A copy of the most recent financial statements for the investment companies in which the Fund invests can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(10)	Borrowings as a percentage of Total Investments is 23.6%.

(11)	The Fund segregates 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings.

(12)	Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.2%.

(13)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(14)	Investment, or portion of investment, represents an unfunded senior loan commitment outstanding. As of April 30, 2014, the Fund had unfunded senior loan commitments outstanding of $526,316.

DD1	Portion of investment purchased on a delayed delivery basis.

WI/DD	Purchased on a when-issued or delayed delivery basis.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

USD-LIBOR	United States Dollar – London Inter-Bank Offered Rate.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Floating Rate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date:  June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date:  June 27, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date:  June 27, 2014